Account Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for doubtful accounts	$ (2,717)	$ (1,653)	$ (4,219)	$ (2,320)
Total accounts receivable	253,209	202,202
Billed accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	65,630	52,334
Unbilled accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 190,296	$ 151,521